SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	75-2018505
Notes Receivable from Participants	$ 1,085,477
Total Assets	$ 126,988,389
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Plan Participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Plan Participants, interest rate	9.50%
Common Stock - Fossil Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,386,744
Investment, Identifier [Axis]: American Balanced Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,274,287
Investment, Identifier [Axis]: BLCKRCK Hi Yield Bond | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,222,534
Investment, Identifier [Axis]: Cohen & Steers Real Estate Securities Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	313,662
Investment, Identifier [Axis]: Common Collective Trusts | Allspring Enhanced Stock Market CIT N | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,897,383
Investment, Identifier [Axis]: Common Collective Trusts | Galliard Stable Return Fund PN | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,721,946
Investment, Identifier [Axis]: Fidelity Small Cap Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	697,473
Investment, Identifier [Axis]: I Shares-MSCI EAFE Intl | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,681,854
Investment, Identifier [Axis]: JH III Int'l Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,679,073
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,212,873
Investment, Identifier [Axis]: JPMorgan Mid Cap Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,946,277
Investment, Identifier [Axis]: MFS Mid Cap Value Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	586,590
Investment, Identifier [Axis]: Mutual Funds | American US Govt Secs Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	292,697
Investment, Identifier [Axis]: Mutual Funds | DFA US Targeted Value Portfolio | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,344,573
Investment, Identifier [Axis]: Mutual Funds | Dodge and Cox Income Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,411,276
Investment, Identifier [Axis]: Mutual Funds | Fidelity Contrafund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,691,118
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2015 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	330
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2020 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	956,500
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2025 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,824
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2030 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,567,893
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2035 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,655,535
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2040 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,902,543
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2045 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,205,971
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2050 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,819,219
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2055 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,939,777
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2060 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,666,568
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Retire 2065 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	964,186
Investment, Identifier [Axis]: T. Rowe Price Retire 2010 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	534,519
Investment, Identifier [Axis]: T. Rowe Price Retire 2070 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	615
Investment, Identifier [Axis]: Vanguard Equity Income | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,677,222
Investment, Identifier [Axis]: Vanguard Explorer Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	320,447
Investment, Identifier [Axis]: Vanguard Mid Cap Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,298,403